Accumulated Other Comprehensive Income - Changes in Unrealized Capital Gains (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Available-for-sale Securities and Other Investments, Including Securities Pledged, Change in Net Unrealized Holding Gain (Loss), before Tax	$ 2,101.1	$ 1,868.6	$ 3,004.1
Available-for-sale Securities and Other Investments, Including Securities Pledged, Reclassification Adjustment for Gains and Other Items Included In Net Income (Loss), before Tax	$ 389.8	$ 47.8	$ (328.5)